Notes Payable (Details Textual) - USD ($)							1 Months Ended								9 Months Ended		12 Months Ended
	Nov. 08, 2018	Sep. 07, 2018	Mar. 14, 2018	Aug. 18, 2017	Jun. 12, 2017	Feb. 28, 2017	Oct. 31, 2018	Aug. 30, 2018	Jul. 31, 2018	May 31, 2018	Nov. 29, 2017	Nov. 28, 2017	Jul. 21, 2017	Mar. 17, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 17, 2016
Notes Payable (Textual)
Promissory note																	$ 60,000
Aggregate gross proceeds of common stock															$ 1,155,832
Debt discount																	(10,500)	$ (9,421)
Aggregate gross proceeds															299,852	$ 555,000	$ 655,000
July 2018 Loan Agreement [Member]
Notes Payable (Textual)
Warrants purchase of common stock									300,000
Warrant term									4 years
Debt discount									$ 34,569
Aggregate gross proceeds									$ 100,000
Conversion price per share									$ 0.20
August 2018 Loan Agreements [Member]
Notes Payable (Textual)
Warrants purchase of common stock								33,333
Warrant term								4 years
Debt discount								$ 4,178
Principal payments		$ 33,333
Aggregate gross proceeds								$ 33,333
Conversion price per share								$ 0.20
Subsequent Events [Member]
Notes Payable (Textual)
Warrants purchase of common stock							644,000
Warrant exercisable price, per share							$ 0.30
Aggregate gross proceeds							$ 161,000
Subsequent Events [Member] | July 2018 Loan Agreement [Member]
Notes Payable (Textual)
Maturity date	Mar. 07, 2019
Warrants purchase of common stock	204,051
Warrant exercisable price, per share	$ 0.30
Subscription Agreements [Member]
Notes Payable (Textual)
Warrant exercisable price, per share																			$ 0.40
Eight Investor [Member]
Notes Payable (Textual)
Warrants purchase of common stock																	10,488,708
Warrant exercisable price, per share																	$ 0.20
Warrant term																	5 years
Issuance of warrants																	778,750
Private Placement Offering [Member] | Subscription Agreements [Member]
Notes Payable (Textual)
Interest rate														6.00%
Aggregate principal amount														$ 975,511
Aggregate gross proceeds of common stock														$ 916,585
June 2017 Loan Agreement [Member]
Notes Payable (Textual)
Promissory note				$ 50,000	$ 50,000								$ 100,000
Maturity date				Oct. 02, 2017	Jun. 30, 2017								Jul. 31, 2017
Interest rate				15.00%	10.00%								10.00%
Warrants purchase of common stock					35,000								100,000
Warrant exercisable price, per share					$ 0.20								$ 0.20
Warrant term					5 years								5 years
Repayment of principal															50,000
Gain on forgiveness of debt															4,424
August 2017 Convertible Note Offering [Member]
Notes Payable (Textual)
Promissory note																	$ 1,585,000
Interest rate						15.00%
Aggregate gross proceeds of common stock						$ 400,000
Issuance of warrants																	4,555,129
August 2017 Convertible Note Offering [Member] | Eight Investor [Member]
Notes Payable (Textual)
Issuance of warrants																	2,525,000
February 2017 Offering Note [Member]
Notes Payable (Textual)
Maturity date																	Sep. 01, 2017
Interest rate						15.00%
Warrant exercisable price, per share						$ 0.20
Aggregate principal amount						$ 575,511
Notes conversion, description						The remaining investors representing an aggregate $400,000 in principal of the February 2017 Offering Notes agreed to forbear their right to declare an event of default until December 15, 2017 during which time they retain the right to convert their principal and any accrued but unpaid interest into the August 2017 Convertible Note Offering. In consideration of the forbearance for which the investors will receive a warrant to purchase up to fifteen percent (15%) of the shares of common stock underlying the warrant acquired with the purchase of the February 2017 Offering Notes at a purchase price of $0.20 per share, and the interest on their note would be increased to eighteen percent (18%) from September 1, 2017 through December 15, 2017 or the conversion date, whichever is sooner.
Principal payments															131,606
Unpaid interest															45,931
Converted principal amount															263,025
Conversion of unpaid interest															$ 21,502
Conversion common stock, shares															1,422,639
Issuance of warrants															711,320
Warrant grant date fair value															$ 102,954
February 2017 Offering Note [Member] | Private Placement Offering [Member] | Subscription Agreements [Member]
Notes Payable (Textual)
Warrant exercisable price, per share															$ 0.20		$ 0.20
Notes conversion, description															The February 2017 Offering Notes are convertible into shares of the Company's common stock at the time of Company's next round of financing (the "Subsequent Offering") at a price equal to eighty-five percent (85%) of the price per share offered in the Subsequent Offering (the "Conversion Price"). The February 2017 Offering Warrants have a five-year term. Investors received the February 2017 Offering Warrants in the following amounts: (i) Investors purchasing $150,000 or more of the Offering received a February 2017 Offering Warrant equal to one hundred thirty percent (130%) of the dollar amount invested in the Offering; (ii) investors purchasing at least $100,000 but less than $150,000 of the February 2017 Offering received a February 2017 Offering Warrant equal to one hundred percent (100%) of the dollar amount invested in the Offering; and (iii) investors purchasing less than $100,000 of the Offering received to a February 2017 Offering Warrant equal to seventy percent (70%) of the dollar amount invested in the Offering.		The February 2017 Offering Notes are convertible into shares of the Company's common stock at the time of Company's next round of financing (the "Subsequent Offering") at a price equal to eighty-five percent (85%) of the price per share offered in the Subsequent Offering (the "Conversion Price"). The February 2017 Offering Warrants have a five-year term. Investors received the February 2017 Offering Warrants in the following amounts: (i) Investors purchasing $150,000 or more of the Offering received a February 2017 Offering Warrant equal to one hundred thirty percent (130%) of the dollar amount invested in the Offering; (ii) investors purchasing at least $100,000 but less than $150,000 of the February 2017 Offering received a February 2017 Offering Warrant equal to one hundred percent (100%) of the dollar amount invested in the Offering; and (iii) investors purchasing less than $100,000 of the Offering received to a February 2017 Offering Warrant equal to seventy percent (70%) of the dollar amount invested in the Offering.
First November 2017 Loan Agreement [Member]
Notes Payable (Textual)
Promissory note												$ 100,000
Notes conversion, description												The First November 2017 Loan Agreement, the First November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $5,000) shall be payable in cash or convertible into shares of the Company's restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $10,000) shall be paid in the form of the Company's restricted common stock at a rate of $0.20 per share (equivalent to 50,000 shares of the Company's common stock issued at $0.20 per share). The maturity date of the First November 2017 Note was January 12, 2018 (the "First November 2017 Maturity Date") at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First November 2017 Note are due.
Second November 2017 Loan Agreement [Member]
Notes Payable (Textual)
Promissory note											$ 50,000
Notes conversion, description											The Second November 2017 Loan Agreement, the Second November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $2,500) shall be payable in cash or convertible into shares of the Company's restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $5,000) shall be paid in the form of the Company's restricted common stock at a rate of $0.20 per share (equivalent to 25,000 shares of the Company's common stock issued at $0.20 per share). The maturity date of the Second November 2017 Note was January 13, 2018 (the "Second November 2017 Maturity Date") at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second November 2017 Note are due.
Third November 2017 Loan Agreement [Member]
Notes Payable (Textual)
Promissory note											$ 100,000
Notes conversion, description											The Third November 2017 Loan Agreement, the Third November 2017 Note has interest of fifteen percent (15%), (i) five percent (5%) (i.e. $5,000) shall be payable in cash or convertible into shares of the Company's restricted common stock at a rate of $0.20 per share, at the option of the Lender, at the Maturity Date; (ii) ten percent (10%) (i.e. $10,000) shall be paid in the form of the Company's restricted common stock at a rate of $0.20 per share (equivalent to 50,000 shares of the Company's common stock issued at $0.20 per share). The maturity date of the Third November 2017 Note was January 13, 2018 (the "Third November 2017 Maturity Date") at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Third November 2017 Note are due.
March 2018 Loan Agreement [Member]
Notes Payable (Textual)
Promissory note			$ 50,000
Maturity date			Mar. 29, 2018
Interest rate			12.00%
Warrants purchase of common stock			100,000
Warrant exercisable price, per share			$ 0.20
Warrant term			5 years
May 2018 Offering [Member]
Notes Payable (Textual)
Converted principal amount															$ 608,500
Conversion of unpaid interest															$ 723,780
May 2018 Offering [Member] | Subscription Agreements [Member]
Notes Payable (Textual)
Interest rate										13.00%
Warrants purchase of common stock															1,825,500
Warrant exercisable price, per share										$ 0.20
Aggregate principal amount										$ 1,200,000
Aggregate gross proceeds of common stock										$ 608,500					$ 608,500
Notes conversion, description										The Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (i) a 13% promissory note (each, a " May 2018 Offering Note" and, together, the "May 2018 Offering Notes"), and (ii) a four-year warrant ("May 2018 Offering Warrant") to purchase the number of shares of the Company's common stock equal to three times the principal amount in dollars invested by such investor in each May 2018 Offering Note (the "May 2018 Warrant Shares") at an exercise price of $0.20 per share (the "May Offering Warrant Exercise Price"), subject to adjustment upon the terms thereof.
Debt discount															$ 215,032